Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
U.S. Manufacturing
Consolidated	$ 66,897	$ 46,357	[1]	$ 13,543	[1]
Corporate and Eliminations
U.S. Manufacturing
Corporate and Eliminations	(7,464)	(5,291)		(609)
Consolidated	(7,464)	(5,291)		(609)
Upstream
Upstream
Crude Oil (1)	29,834	19,877		8,017
NGLs (1)	2,346	1,983		727
Natural Gas	3,690	3,032		535
Other	389	498		58
Downstream | Canadian Manufacturing
Canadian Manufacturing
Asphalt	620	477		0
Other Products	4,812	3,787		82
U.S. Manufacturing
Other Products	4,812	3,787		82
Downstream | Canadian Manufacturing | Synthetic Oil
Canadian Manufacturing
Synthetic Crude Oil and Diesel and Distillate	2,360	1,951		0
U.S. Manufacturing
Diesel and Distillate	2,360	1,951		0
Downstream | U.S. Manufacturing
Canadian Manufacturing
Synthetic Crude Oil and Diesel and Distillate	11,453	6,429		1,569
Other Products	4,741	3,503		812
U.S. Manufacturing
Gasoline	14,116	10,111		2,352
Diesel and Distillate	11,453	6,429		1,569
Other Products	$ 4,741	$ 3,503		$ 812

[1]	See Note 3X for revisions to prior period results.